BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2012 and December 31, 2011 and for the three months and six months ended June 30, 2012 and 2011:

	June 30,	December 31,
	2012	2011
	(unaudited)

Total assets	$280,591	$316,282
Total liabilities	129,726	170,124

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues	$9,851	$48,694	$18,397	$97,012
Net income	2,229	14,927	2,935	24,312